Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Inputs, Assets, Quantitative Information

The following table presents the Companies' quantitative information about Level 3 fair value measurements at December 31, 2022. The range and weighted average are presented in dollars for market price inputs and percentages for price volatility.

				Dominion Energy			Virginia Power
	Valuation Techniques	Unobservable Input		Fair Value (millions)	Range	Weighted Average(1)	Fair Value (millions)	Range	Weighted Average(1)
Assets
Physical and financial forwards:
FTRs	Discounted cash flow	Market price (per MWh)	(3)	$214	2-24	6	$214	2-24	6
Electricity	Discounted cash flow	Market price (per MWh)	(3)	201	27-110	51	—	—	—
Physical options:
Natural gas(2)	Option model	Market price (per Dth)	(3)	22	3-16	10	22	3-16	10
		Price volatility	(4)		11%-63%	45%		11%-63%	45%
Total assets				$437			$236
Liabilities
Physical and financial forwards:
Natural gas(2)	Discounted cash flow	Market price (per Dth)	(3)	$10	(2)-4	(1)	$10	(2)-4	(1)
FTRs	Discounted cash flow	Market price (per MWh)	(3)	5	2-12	5	5	2-12	5
Total liabilities				$15			$15
(1)
Averages weighted by volume.
(2)
Includes basis.
(3)
Represents market prices beyond defined terms for Levels 1 and 2.
(4)
Represents volatilities unrepresented in published markets.

Fair Value, Option, Qualitative Disclosures

Sensitivity of the fair value measurements to changes in the significant unobservable inputs is as follows:

Significant Unobservable Inputs	Position	Change to Input	Impact on Fair Value Measurement
Market price	Buy	Increase (decrease)	Gain (loss)
Market price	Sell	Increase (decrease)	Loss (gain)
Price volatility	Buy	Increase (decrease)	Gain (loss)
Price volatility	Sell	Increase (decrease)	Loss (gain)

Fair Value, by Balance Sheet Grouping

The following table presents the Companies' assets and liabilities that are measured at fair value on a recurring basis for each hierarchy level, including both current and noncurrent portions:

	Dominion Energy				Virginia Power
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
(millions)
December 31, 2022
Assets
Derivatives:
Commodity	$—	$332	$437	$769	$—	$32	$236	$268
Interest rate	—	1,407	—	1,407	—	614	—	614
Investments(1):
Equity securities:
U.S.	3,810	—	—	3,810	2,028	—	—	2,028
Fixed income:
Corporate debt instruments	—	576	—	576	—	360	—	360
Government securities	161	1,059	—	1,220	90	542	—	632
Total assets	$3,971	$3,374	$437	$7,782	$2,118	$1,548	$236	$3,902
Liabilities
Derivatives:
Commodity	$—	$911	$15	$926	$—	$333	$15	$348
Interest rate	—	377	—	377	—	7	—	7
Foreign currency exchange rate	—	101	—	101	—	101	—	101
Total liabilities	$—	$1,389	$15	$1,404	$—	$441	$15	$456
December 31, 2021
Assets
Derivatives:
Commodity	$—	$52	$230	$282	$—	$36	$110	$146
Interest rate	—	323	—	323	—	146	—	146
Foreign currency exchange rate	—	8	—	8	—	8	—	8
Investments(1):
Equity securities:
U.S.	5,241	—	—	5,241	2,420	—	—	2,420
Fixed income:
Corporate debt instruments	—	881	—	881	—	531	—	531
Government securities	199	1,256	—	1,455	93	506	—	599
Cash equivalents and other	(29)	—	—	(29)	(3)	—	—	(3)
Total assets	$5,411	$2,520	$230	$8,161	$2,510	$1,227	$110	$3,847
Liabilities
Derivatives:
Commodity	$—	$461	$8	$469	$—	$125	$8	$133
Interest rate	—	399	—	399	—	337	—	337
Total liabilities	$—	$860	$8	$868	$—	$462	$8	$470

Includes investments held in the nuclear decommissioning trusts and rabbi trusts. Excludes $404 million and $366 million of assets at Dominion Energy, inclusive of $161 million and $185 million at Virginia Power, at December 31, 2022 and 2021, respectively, measured at fair value using NAV (or its equivalent) as a practical expedient which are not required to be categorized in the fair value hierarchy.
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation

The following table presents the net change in the Companies' assets and liabilities measured at fair value on a recurring basis and included in the Level 3 fair value category:

	Dominion Energy			Virginia Power
	2022	2021	2020	2022	2021	2020
(millions)
Beginning balance	$222	$103	$(37)	$102	$103	$(37)
Total realized and unrealized gains (losses):
Included in earnings:
Operating Revenue	2	(9)	—	—	—	—
Electric fuel and other energy-related purchases	444	10	(33)	382	4	(33)
Discontinued operations	—	—	1	—	—	—
Included in regulatory assets/liabilities	183	119	140	102	(1)	140
Settlements	(455)	(10)	33	(393)	(4)	33
Purchases	28	—	—	28	—	—
Sales	—	—	(1)	—	—	—
Transfers out of Level 3	(2)	9	—	—	—	—
Ending balance	$422	$222	$103	$221	$102	$103

Schedule of Carrying Values and Estimated Fair Values of Debt Instruments	For the Companies’ financial instruments that are not recorded at fair value, the carrying amounts and estimated fair values are as follows:

	Dominion Energy		Virginia Power
	Carrying Amount	Estimated Fair Value(1)	Carrying Amount	Estimated Fair Value(1)
(millions)
December 31, 2022
Long-term debt(2)	$39,680	$36,426	$15,616	$14,067
Supplemental credit facility borrowings	450	450
Junior subordinated notes(2)	1,387	1,340
December 31, 2021
Long-term debt(2)	$35,996	$40,947	$13,753	$16,021
Junior subordinated notes(2)	1,386	1,470

(1)
Fair value is estimated using market prices, where available, and interest rates currently available for issuance of debt with similar terms and remaining maturities. All fair value measurements are classified as Level 2. The carrying amount of debt issuances with short-term maturities and variable rates refinanced at current market rates is a reasonable estimate of their fair value.
(2)
Carrying amount includes current portions included in securities due within one year and amounts which represent the unamortized debt issuance costs and discount or premium. At December 31, 2021, the carrying amount of Dominion Energy’s long-term debt included the valuation of certain fair value hedges associated with fixed-rate debt of $2 million. There were no fair value hedges associated with fixed-rate debt at December 31, 2022. Additionally, Dominion Energy carrying amounts include portions classified as current liabilities held for sale and noncurrent liabilities held for sale at both December 31, 2022 and 2021.